Long Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Summary of Loans

	December 31, 2019	June 30, 2020
Unsecured borrowings
Loans from government	$7,361,124	$7,089,521
Other long-term borrowings	4,813,176	4,864,562
Interest payables	3,183,507	3,460,204
Loans from shareholders	1,707,498	1,705,724

	$17,065,305	$17,120,011

Unsecured borrowings from related parties
Loans from related parties	$552,426	$551,852
Interest payables	13,750	55,807

	$566,176	$607,659